CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 30,967	$ 28,802	$ 21,329
Accounts receivable, less allowance for doubtful accounts	641,637	619,200	678,184
Inventories	704,313	821,683	876,837
Other current assets	69,523	43,044	32,100
Total current assets	1,446,440	1,512,729	1,608,450
Property, plant and equipment, at cost
Land		6,634	6,634
Buildings		50,593	50,622
Fixtures and equipment		370,628	353,362
Leasehold improvements		37,763	37,147
Capitalized software costs		101,081	97,010
Total property, plant and equipment		566,699	544,775
Less: accumulated depreciation and amortization		433,906	416,524
Net property, plant equipment	129,291	132,793	128,251
Intangible assets, net	70,866	73,441	83,690
Goodwill	13,128	13,153	297,906
Other long-term assets	52,334	42,134	45,209
Total assets	1,712,059	1,774,250	2,163,506
Current liabilities:
Accounts payable	469,981	500,883	484,602
Accrued liabilities	185,577	189,916	197,804
Current maturities of long-term debt	6,077	6,079	28
Total current liabilities	661,635	696,878	682,434
Deferred income taxes	1,172	1,192	6,378
Long-term debt	530,350	492,044	608,941
Other long-term liabilities	77,551	89,222	84,647
Total liabilities	1,270,708	1,279,336	1,382,400
Stockholders' equity:
Common stock	7,444	7,444	7,444
Additional paid-in capital	414,055	412,987	409,805
Treasury stock, at cost	(1,092,979)	(1,093,813)	(1,096,744)
Retained earnings	1,162,237	1,219,309	1,507,057
Accumulated other comprehensive loss	(49,406)	(51,013)	(46,456)
Total stockholders' equity	441,351	494,914	781,106
Total liabilities and stockholders' equity	$ 1,712,059	$ 1,774,250	$ 2,163,506